Trade, other payables and financial liabilities	12 Months Ended
Dec. 31, 2017
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Trade, other payables and financial liabilities
19.	Trade, other payables and financial liabilities

	2017	2016
Account payables	$116,554	$104,176
Account payables to related parties	12,880	8,681

	129,434	112,857
Other payables and financial liabilities - Fuel derivative instruments	—	2,801
Others	1,156	4,779

	1,156	7,580

	$130,590	$120,437

See details of the account due to related parties in note 23.

The Company used to engage on fuel derivative instruments, with the purpose of covering the risk of potential sudden and significant increases in jet fuel prices. However, the use of these instruments does not satisfy the requirement for hedge accounting. There are no fuel derivative instruments outstanding at December, 2017 (see note 28.1).